Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Current assets:
Cash and cash equivalents	$ 112,719	$ 74,477
Restricted cash and cash equivalents and restricted bank time deposits	381	8,666
Accounts receivable, net of allowance for credit losses of $1.1 million and $2.7 million as of January 31, 2025 and 2024, respectively	109,374	113,260
Contract assets, net of allowance for credit losses of $1.0 million and $1.4 million as of January 31, 2025 and 2024, respectively	6,941	8,859
Inventories	18,988	24,584
Prepaid expenses and other current assets	37,750	35,135
Total current assets	286,153	264,981
Property and equipment, net	28,316	24,384
Operating lease right-of-use assets	35,214	33,833
Goodwill	126,148	126,563
Intangible assets, net	0	258
Deferred income taxes	3,094	2,928
Other assets	18,895	19,135
Total assets	497,820	472,082
Current liabilities:
Accounts payable	25,216	20,863
Accrued expenses and other current liabilities	86,694	75,826
Contract liabilities	107,451	93,778
Total current liabilities	219,361	190,467
Long-term contract liabilities	22,868	29,362
Deferred income taxes	1,006	1,964
Operating lease liabilities	29,806	27,950
Other liabilities	7,676	7,606
Total liabilities	280,717	257,349
Commitments and Contingencies
Stockholders' equity:
Common stock - $0 par value; Authorized 300,000,000 shares. Issued 72,642,930 and 70,996,535 at January 31, 2025 and January 31, 2024, respectively; Outstanding 72,057,202 and 70,996,535 shares at January 31, 2025 and January 31, 2024, respectively	0	0
Treasury stock, at cost 585,728 and 0 shares at January 31, 2025 and January 31, 2024, respectively	(5,276)	0
Additional paid-in capital	374,126	355,097
Accumulated deficit	(156,643)	(144,592)
Accumulated other comprehensive loss	(14,015)	(12,630)
Total Cognyte Software Ltd. stockholders' equity	198,192	197,875
Noncontrolling interest	18,911	16,858
Total stockholders’ equity	217,103	214,733
Total liabilities and stockholders’ equity	$ 497,820	$ 472,082